Related Parties - Schedule of Related Party Transactions (Details) (10-K) (Parenthetical) - USD ($)	Oct. 18, 2018	Sep. 10, 2014	Sep. 08, 2014	Aug. 28, 2014	Nov. 19, 2012	Jun. 20, 2013
Quadrant International LLC [Member]
Debt agreement amount	$ 50,000
Debt instrument, interest rate	0.00%
Debt maturity date	Dec. 31, 2019
Mr. Alex Kuo [Member]
Debt agreement amount		$ 30,000
Debt instrument, interest rate		9.50%
Debt maturity date		Dec. 31, 2015
Number of options to purchase shares of common stock		3,000
Common stock, exercise price		$ 0.77
Li-Min Hsu [Member]
Debt agreement amount			$ 100,000
Debt instrument, interest rate			9.50%
Debt maturity date			Dec. 31, 2015
Number of options to purchase shares of common stock			10,000
Common stock, exercise price			$ 0.77
Mr. Gregory Omi [Member]
Debt agreement amount				$ 200,000
Debt instrument, interest rate				9.50%
Debt maturity date				Dec. 31, 2016
Number of options to purchase shares of common stock				20,000
Common stock, exercise price				$ 0.77
Mr. Robert Gillen [Member]
Debt agreement amount					$ 100,000
Debt instrument, interest rate					10.00%
Debt maturity date					Dec. 19, 2014
Number of options to purchase shares of common stock					10,000
Common stock, exercise price					$ 0.77
Debt maturity date, description					Gillen I Debenture was extended to January 5, 2015.
Interest paid						$ 5,000